ACCRUED INTEREST – RELATED PARTY (Details Narrative) - USD ($)																																	6 Months Ended		12 Months Ended
	Dec. 01, 2020	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 01, 2019	Feb. 19, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 08, 2018	Dec. 01, 2017	Jun. 06, 2016	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from debt	$ 70,000	$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000	$ 100,000	$ 20,000	$ 30,000	$ 30,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000	$ 100,000	$ 30,000	$ 50,000
Debt instrument, interest rate																																			3.00%
Loans payable amount																																	$ 1,657,000		$ 1,657,000	$ 642,000
In-kind contribution of interest																																	41,085	$ 21,972	50,763	22,337
Accrued interest																																	26,662
Accrued interest																																	$ 108,900	$ 14,161	$ 36,562	$ 15,581
Loan One [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from debt																					$ 17,000